Fair Value Measurements (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Nov. 26, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying value of the notes	$ 3,001,100	$ 3,001,100			$ 3,260,776	$ 2,853,800		$ 1,749,750
Hypothetical annual interest expense	20,000
Hypothetical increase to interest rate swap fair value					15,234		14,000
Interest Rate Swap [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Hypothetical interest rate increase		1.00%			1.00%
Change in fair value of interest rate swap	(500)	1,500	(400)	1,900	4,656	(2,642)
CII [Member] | Increase of 1x enterprise valuation multiple [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Stock-based compensation liability					57,070
Term Loan Facility [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying value of the notes	1,981,800	1,981,800			1,990,123	1,580,705
Floor rate	1.00%				1.00%
Percentage over variable rate	3.00%				3.00%
Hypothetical interest rate increase	1.00%				1.00%
Hypothetical annual interest expense					20,108
Notes [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying value of the notes	1,000,600	1,000,600			1,250,000	1,250,000
Fair value of the notes	$ 1,083,100	$ 1,083,100			$ 1,294,750	$ 1,364,375